Deferred tax - Calculated tax losses carried forward (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits
Calculated tax losses carried forward that have not been recognised	R 21,007	R 18,699
One to five years
Disclosure of temporary difference, unused tax losses and unused tax credits
Calculated tax losses carried forward that have not been recognised	1,201	712
More than five years
Disclosure of temporary difference, unused tax losses and unused tax credits
Calculated tax losses carried forward that have not been recognised	19,090	17,706
Indefinite Life
Disclosure of temporary difference, unused tax losses and unused tax credits
Calculated tax losses carried forward that have not been recognised	R 716	R 281